Stockholders' Equity (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Shares Issued	380,000	290,000
December 2015 [Member]
Shares Issued	230,000	230,000
March 2016 [Member]
Shares Issued	60,000	60,000
August 2016 [Member]
Shares Issued	40,000
January 2017 [Member]
Shares Issued	50,000
Restricted Stock [Member]
Shares Issued	2,144,055	1,361,055
Fair Value	$ 10,586,279	$ 3,248,413
Shares Vested	512,291	179,762
Restricted Stock [Member] | June 2014 [Member]
Shares Issued	307,876	307,876
Fair Value	$ 2,103,429	$ 604,385
Shares Vested	96,211	96,211
Restricted Stock [Member] | July 2014 [Member]
Shares Issued	32,408	32,408
Fair Value	$ 2,090	$ 1,469
Shares Vested	9,452	9,452
Restricted Stock [Member] | August 2014 [Member]
Shares Issued	81,020	81,020
Fair Value	$ 534,950	$ 207,257
Shares Vested	31,056	33,083
Restricted Stock [Member] | September 2014 [Member]
Shares Issued	129,633	129,633
Fair Value	$ 513,400	$ 260,514
Shares Vested	32,408	32,408
Restricted Stock [Member] | March 2015 [Member]
Shares Issued	72,918	72,918
Fair Value	$ 691,565	$ 259,288
Shares Vested	13,164	8,608
Restricted Stock [Member] | June 2015 [Member]
Shares Issued	293,000	293,000
Fair Value	$ 439,500	$ 439,500
Shares Vested
Restricted Stock [Member] | November 2015 [Member]
Shares Issued	36,200	36,200
Fair Value	$ 54,300	$ 54,300
Shares Vested
Restricted Stock [Member] | December 2015 [Member]
Shares Issued	300,000	300,000
Fair Value	$ 1,393,000	$ 1,068,700
Shares Vested	230,000
Restricted Stock [Member] | January 2016 [Member]
Shares Issued	40,000	40,000
Fair Value	$ 68,000	$ 68,000
Shares Vested
Restricted Stock [Member] | March 2016 [Member]
Shares Issued	60,000	60,000
Fair Value	$ 333,000	$ 251,400
Shares Vested	60,000
Restricted Stock [Member] | June 2016 [Member]
Shares Issued	118,000	8,000
Fair Value	$ 577,771	$ 33,600
Shares Vested
Restricted Stock [Member] | August 2016 [Member]
Shares Issued	351,000
Fair Value	$ 1,570,472
Shares Vested	40,000
Restricted Stock [Member] | January 2017 [Member]
Shares Issued	192,000
Fair Value	$ 1,472,302
Shares Vested
Restricted Stock [Member] | February 2017 [Member]
Shares Issued	110,000
Fair Value	$ 697,500
Shares Vested
Restricted Stock [Member] | March 2017 [Member]
Shares Issued	20,000
Fair Value	$ 135,000
Shares Vested